Acquisitions and disposals (Details) - Schedule of fair value of assets acquired and liabilities assumed ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Consideration:
Cash	¥ 31,390
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	9,819
Short term investments	5,360
Accounts receivables	401
Other receivable and current assets	33,192
Property and equipment	11
Right of use assets	521
Total assets acquired	49,304
Accounts payables	(4,532)
Accrued expenses and other current liabilities	(13,045)
Lease liability	(465)
Total liabilities assumed	(18,042)
Net assets acquired	31,262
Goodwill	¥ 128